Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129670
Account Value [Line Items]
Account Value	$ 19,826	$ 19,638	$ 19,663	$ 19,179	$ 18,297	$ 17,765	$ 16,525	$ 16,373	$ 15,671	$ 15,367	$ 15,407	$ 15,065	$ 15,750	$ 16,767	$ 17,463	$ 17,762	$ 17,165	$ 16,205	$ 15,284	$ 14,488	$ 13,050	$ 13,071	$ 13,403	$ 12,876	$ 12,320	$ 12,310	$ 11,890	$ 12,407	$ 12,135	$ 12,144	$ 11,986	$ 11,512	$ 11,176	$ 10,693	$ 10,094	$ 10,155	$ 9,769	$ 9,094		$ 9,663	$ 9,444	$ 10,000
C000129671
Account Value [Line Items]
Account Value	19,332	19,160	19,199	18,738	17,887	17,379	16,171	16,045	15,368	15,070	15,115	14,789	15,475	16,488	17,175	17,491	16,912	15,964	15,074	14,297	12,896	12,916	13,254	12,741	12,199	12,190	11,785	12,309	12,038	12,056	11,908	11,454	11,119	10,647	10,058	10,128	9,742	9,076		9,646	9,435	10,000
C000169046
Account Value [Line Items]
Account Value	1,101,323	1,090,177	1,091,641	1,064,182	1,014,623	984,486	915,727	907,314	867,837	850,364	852,068	833,174	870,353	925,817	964,286	980,709	947,276	893,313	842,628	798,279	719,248	719,816	737,508	708,576	677,460	676,914	653,276	681,634	666,166	666,682	657,501	631,560	612,604	586,663	553,314	556,676	535,062	498,079	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,718,566	1,727,827	1,761,518	1,630,142	1,519,264	1,470,073	1,309,822	1,292,283	1,190,804	1,143,118	1,163,163	1,126,100	1,167,058	1,243,505	1,304,032	1,298,577	1,211,696	1,107,368	1,032,167	976,058	841,972	818,289	867,195	803,727	755,379	765,454	750,879	793,335	736,982	728,662	711,555	659,747	640,512	626,947	581,943	568,440	544,231	496,422	500,000
S&P Target Date 2035 Index
Account Value [Line Items]
Account Value	20,830	20,440	20,411	19,960	18,894	18,385	17,089	16,936	16,186	15,897	15,799	15,384	16,097	16,971	17,461	17,709	17,137	16,011	15,144	14,345	12,961	12,963	13,583	12,843	12,323	12,446	12,124	12,747	12,335	12,261	12,111	11,471	11,177	10,813	10,208	10,206	9,848	9,141		9,736	9,428	10,000
S&P Target Date 2035 Index
Account Value [Line Items]
Account Value	20,830	20,440	20,411	19,960	18,894	18,385	17,089	16,936	16,186	15,897	15,799	15,384	16,097	16,971	17,461	17,709	17,137	16,011	15,144	14,345	12,961	12,963	13,583	12,843	12,323	12,446	12,124	12,747	12,335	12,261	12,111	11,471	11,177	10,813	10,208	10,206	9,848	9,141		$ 9,736	$ 9,428	$ 10,000
S&P Target Date 2035 Index
Account Value [Line Items]
Account Value	$ 1,134,379	$ 1,113,166	$ 1,111,591	$ 1,086,997	$ 1,028,966	$ 1,001,272	$ 930,648	$ 922,338	$ 881,482	$ 865,731	$ 860,392	$ 837,792	$ 876,618	$ 924,230	$ 950,900	$ 964,451	$ 933,269	$ 871,978	$ 824,747	$ 781,221	$ 705,828	$ 705,956	$ 739,731	$ 699,431	$ 671,107	$ 677,807	$ 660,298	$ 694,196	$ 671,754	$ 667,722	$ 659,557	$ 624,704	$ 608,697	$ 588,866	$ 555,940	$ 555,843	$ 536,298	$ 497,800	$ 500,000